Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF

July 31, 2020 (unaudited)

	Shares	Value
Investment Companies — 100.1%

Emerging Market Bond Funds — 1.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10,108	$1,143,114
Vanguard Emerging Markets Government Bond ETF	1,597	128,446

Total Emerging Market Bond Funds		1,271,560

High Yield Corporate Bond Funds — 2.2%
iShares iBoxx High Yield Corporate Bond ETF	10,977	937,326
SPDR Bloomberg Barclays High Yield Bond ETF	3,455	366,576
Xtrackers USD High Yield Corporate Bond ETF	3,200	156,608

Total High Yield Corporate Bond Funds		1,460,510

Investment Grade Corporate Bond Funds — 22.7%
iShares Broad USD Investment Grade Corporate Bond ETF	49,192	3,049,904
SPDR Portfolio Intermediate Term Corporate Bond ETF(a)	44,958	1,660,748
SPDR Portfolio Long Term Corporate Bond ETF	31,133	1,038,597
Vanguard Intermediate-Term Corporate Bond ETF	43,181	4,181,216
Vanguard Long-Term Corporate Bond ETF	47,594	5,334,336

Total Investment Grade Corporate Bond Funds		15,264,801

Mortgage Backed Securities Funds — 49.6%
iShares MBS ETF	185,239	20,528,186
SPDR Portfolio Mortgage Backed Bond ETF	71,434	1,912,645
Vanguard Mortgage-Backed Securities ETF	200,171	10,891,304

Total Mortgage Backed Securities Funds		33,332,135

Short Maturity Investment Grade Corporate Bond Fund — 6.6%
Vanguard Short-Term Corporate Bond ETF	53,616	4,455,490

U.S. Intermediate Term Treasury Bond Funds — 10.4%
Schwab Intermediate-Term U.S. Treasury ETF	39,756	2,344,014
Vanguard Intermediate-Term Treasury ETF	65,288	4,623,696

Total U.S. Intermediate Term Treasury Bond Funds		6,967,710

U.S. Long Term Treasury Bond Funds — 0.7%
iShares 10-20 Year Treasury Bond ETF	245	42,103
iShares 20+ Year Treasury Bond ETF	2,027	346,617
SPDR Portfolio Long Term Treasury ETF	1,119	54,675
Vanguard Long-Term Treasury ETF	465	48,425

Total U.S. Long Term Treasury Bond Funds		491,820

U.S. Short Term Treasury Bond Funds — 6.0%
Schwab Short-Term U.S. Treasury ETF	35,203	1,817,531
Vanguard Short-Term Treasury ETF	36,097	2,245,594

Total U.S. Short Term Treasury Bond Funds		4,063,125

Total Investment Companies
(Cost $66,137,989)		67,307,151

	Shares	Value
Short-Term Investment — 0.8%
Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(b)(c)
(Cost $543,600)	543,600	$543,600
Total Investments — 100.9%
(Cost $66,681,589)		67,850,751
Other Assets and Liabilities, Net — (0.9)%		(583,882)
Net Assets — 100.0%		$67,266,869

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $531,936; total market value of collateral held by the Fund was $543,600.
(b)	Reflects the 1-day yield at July 31, 2020.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Enhanced Core Plus Bond U.S. ETF (continued)

July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Investment Companies	$67,307,151	$–	$–	$67,307,151
Short-Term Investment:
Money Market Fund	543,600	–	–	543,600
Total Investments in Securities	$67,850,751	$–	$–	$67,850,751

(d)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.